Equity - Schedule of Stock Warrants Outstanding to Purchase Common Stock (Details) - $ / shares		12 Months Ended
		Dec. 31, 2020	Mar. 03, 2020
Warrant Medigus [Member]
Warrant, Issuance Date		Dec. 30, 2019
Warrant, Expiration Date		Dec. 30, 2022
Warrant, Exercise Price Per Share	[1]
Warrant, Number of Shares of Common Stock Underlying Warrants		2,688,492
Warrant B [Member]
Warrant, Issuance Date		Dec. 30, 2019
Warrant, Expiration Date		Jun. 30, 2021
Warrant, Exercise Price Per Share		$ 0.893	$ 0.893
Warrant, Number of Shares of Common Stock Underlying Warrants		6,826,623
Warrant A [Member]
Warrant, Issuance Date		Mar. 03, 2020
Warrant, Expiration Date		Mar. 03, 2021
Warrant, Exercise Price Per Share		$ 0.595	$ 0.595
Warrant, Number of Shares of Common Stock Underlying Warrants		979,754
Warrant B One [Member]
Warrant, Issuance Date		Mar. 03, 2020
Warrant, Expiration Date		Sep. 03, 2021
Warrant, Exercise Price Per Share		$ 0.893
Warrant, Number of Shares of Common Stock Underlying Warrants		1,959,504
Warrant A One [Member]
Warrant, Issuance Date		May 18, 2020
Warrant, Expiration Date		Mar. 03, 2021
Warrant, Exercise Price Per Share		$ 0.595
Warrant, Number of Shares of Common Stock Underlying Warrants		2,066,116
Warrant B Two [Member]
Warrant, Issuance Date		May 18, 2020
Warrant, Expiration Date		May 18, 2022
Warrant, Exercise Price Per Share		$ 0.893
Warrant, Number of Shares of Common Stock Underlying Warrants		4,132,232
Warrant A Two [Member]
Warrant, Issuance Date		Jun. 23, 2020
Warrant, Expiration Date		Jun. 23, 2021
Warrant, Exercise Price Per Share		$ 0.595
Warrant, Number of Shares of Common Stock Underlying Warrants		393,736
Warrant B Three [Member]
Warrant, Issuance Date		Jun. 23, 2020
Warrant, Expiration Date		Dec. 23, 2021
Warrant, Exercise Price Per Share		$ 0.893
Warrant, Number of Shares of Common Stock Underlying Warrants		787,471
Warrant [Member]
Warrant, Number of Shares of Common Stock Underlying Warrants		19,833,928

[1]	If ScoutCam. achieves an aggregate amount of $33 million in sales within the first three years immediately after the Exchange Agreement, the Company will issue to Medigus 2,688,492 shares of the Company's common stock, which represents 10% of the Company's issued and outstanding share capital as of the Exchange Agreement.